Corporate information	9 Months Ended
Sep. 30, 2020
Corporate information
Basis of consolidation

1      Corporate information

The accompanying consolidated financial statements and notes present the operations of Jumia Technologies AG (the “Company” or “Jumia Tech”) and its subsidiaries (the “Group” or “Jumia”).

The Company was incorporated as Africa Internet Holding GmbH on June 26, 2012, and was transformed into Jumia Technologies AG, a German stock corporation on January 31, 2019. The Company is domiciled in Germany and has its registered office located at Charlottenstraße 4, 10969 Berlin.

In April 2019 Jumia Tech became a listed company on New York Stock Exchange (NYSE), under the symbol JMIA, where 19.80% of total shares were listed, with initial value per share of 14.50 USD.

Jumia is the leading pan-African e-commerce platform. Jumia’s platform consists of a marketplace, which connects sellers with consumers, a logistics service, which enables the shipping and delivery of packages from sellers to consumers, and a payment service, which facilitates transactions among participants active on Jumia’s platform.

The Group has incurred significant losses since its incorporation. The Group expects to continue generating losses as it makes the necessary investments to grow and/or rebalance its business. The Group will therefore continue to require additional funding either from existing or new shareholders.

The interim condensed consolidated financial statements have been prepared on a basis which assumes that the Group will continue as a going concern, and which contemplates the recoverability of assets and the satisfaction of the liabilities and commitments in the normal course of business. The Group has sufficient resources to operate as a going concern for the next 12 months.

On November 8, 2020 the Supervisory Board authorized these interim condensed consolidated financial statements for issuance.